Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related-party transactions [Abstract]
Key management compensation
Key management, including the Board of Directors (seven individuals excluding the CEO) and the Executive Management (five individuals including the CEO), compensation was:

	For the Years Ended December 31,
in CHF thousands	2019	2018	2017
Short-term employee benefits	3,526	2,681	2,463
Post-employment benefits	215	160	166
Share-based compensation	2,155	1,683	1,267
Total	5,896	4,524	3,896